Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current tax provision
Current tax provision	$ (163,776)	$ (69,120)	$ (242,204)
Deferred tax provision benefit
Deferred tax provision (benefit)	(134,632)	134,836	(23,465)
Income tax benefit/(expenses)	(298,408)	65,716	(265,670)
Cayman Islands [Member]
Current tax provision
Current tax provision
Deferred tax provision benefit
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision	(163,776)	(69,120)	(84,828)
Deferred tax provision benefit
Deferred tax provision (benefit)		(305)	305
China [Member]
Current tax provision
Current tax provision			(157,376)
Deferred tax provision benefit
Deferred tax provision (benefit)	$ (134,632)	$ 135,141	$ (23,771)